Financial risk management - Schedule of impacts of reasonably possible changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financing derivatives | + 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
+20 basis points change in Limited Price Inflation (LPI) market curve	£ (32)	£ (33)
Financing derivatives | - 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	30	33
Financing derivatives | +20 basis points increase between RPI and Consumer Price Index (CPI)
Disclosure of detailed information about financial instruments [line items]
+20 basis points increase between RPI and Consumer Price Index (CPI)	26	31
Financing derivatives | -20 basis points decrease between RPI and CPI
Disclosure of detailed information about financial instruments [line items]
-20 basis points decrease between RPI and CPI	(25)	(29)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	(6)	8
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	6	(7)
Commodity contract derivatives | +10% market area price change
Disclosure of detailed information about financial instruments [line items]
+10% market area price change	(11)
Commodity contract derivatives | -10% market area price change
Disclosure of detailed information about financial instruments [line items]
-10% market area price change	9
Other | +100 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
+100 basis points change in discount rate	(6)	(6)
Other | -100 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
-100 basis points change in discount rate	7	7
Other | +10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
+10% change in venture capital price	29	26
Other | -10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
-10% change in venture capital price	£ (29)	£ (26)